Note 4 - Investment in Marketable Securities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
	September 30, 2014	December 31, 2013
Amortized cost	$6,137,249	$3,446,037
Gross Unrealized Losses	(65,743)	(65,173)
Fair Value*	$6,071,506	$3,380,864

Mortgage-backed securities	2013	2012
Amortized Cost	$3,446,037	$4,442,185
Gross Unrealized Gains (losses)	(65,173)	74,287
Fair Value*	$3,380,864	$4,516,472